UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03336

Jennison Blend Fund, Inc.

(Exact name of registrant as specified in charter)

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Address of principal executive offices)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 08/31/2008

Date of reporting period: 05/31/2008

Item 1.	Schedule of Investments

Jennison Blend Fund, Inc.

Schedule of Investments

as of May 31, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.9%
COMMON STOCKS
Aerospace & Defense 1.1%
258,500	United Technologies Corp.	$18,363,840

Air Freight & Logistics 0.2%
86,600	Expeditors International of Washington, Inc.	4,077,128

Beverages 1.2%
252,900	Coca-Cola Co. (The)	14,481,054
220,849	Dr. Pepper Snapple Group, Inc.(a)(b)	5,560,978

		20,042,032

Biotechnology 3.8%
179,200	BioMarin Pharmaceutical, Inc.(a)(b)	6,840,064
121,600	Celgene Corp.(a)	7,400,576
167,300	Genentech, Inc.(a)	11,856,551
670,098	Gilead Sciences, Inc.(a)	37,069,821

		63,167,012

Capital Markets 3.9%
375,998	Bank of New York Mellon Corp. (The)(b)	16,743,191
653,400	Charles Schwab Corp. (The)	14,492,412
58,500	Goldman Sachs Group, Inc. (The)(b)	10,319,985
235,600	KKR Private Equity Investors LP	3,062,800
983,900	KKR Private Equity Investors LP - RDU, Private Placement, 144A (original cost $24,109,349; purchased 5/3/06 – 7/17/06)(d)(e)	12,790,700
149,400	Merrill Lynch & Co., Inc.(b)	6,561,648

		63,970,736

Chemicals 2.8%
367,500	E.I. Du Pont de Nemours & Co.	17,606,925
219,800	Monsanto Co.	28,002,520

		45,609,445

Commercial Banks 0.7%
235,300	SunTrust Banks, Inc.	12,285,013

Commercial Services & Supplies 1.1%
494,200	Waste Management, Inc.	18,745,006

Communications Equipment 6.2%
933,400	Cisco Systems, Inc.(a)	24,940,448
415,000	Nokia OYJ ADR (Finland)	11,786,000
810,500	QUALCOMM, Inc.	39,341,670
185,600	Research In Motion Ltd.(a)(b)	25,774,272

		101,842,390

Computers & Peripherals 3.1%
155,200	Apple, Inc.(a)	29,294,000
470,800	Hewlett-Packard Co.	22,155,848

		51,449,848

Consumer Finance 1.5%
1,098,800	SLM Corp.(a)	24,909,796

Diversified Consumer Services 2.9%
1,021,000	Career Education Corp.(a)(b)	18,674,090
1,230,300	H&R Block, Inc.	28,715,202

		47,389,292

Diversified Financial Services 0.9%
662,700	Citigroup, Inc.	14,506,503

Electrical Equipment 0.9%
439,600	ABB Ltd. ADR (Switzerland)(a)	14,278,208

Energy Equipment & Services 5.2%
60,100	First Solar, Inc.(a)	16,079,154
895,700	Halliburton Co.	43,513,106
249,500	Schlumberger Ltd.	25,231,935

		84,824,195

Food & Staples Retailing 6.2%
123,000	Costco Wholesale Corp.(b)	8,772,360
860,400	CVS Caremark Corp.	36,816,516
838,300	Kroger Co. (The)	23,170,612
561,200	Wal-Mart Stores, Inc.(b)	32,403,688

		101,163,176

Food Products 2.5%
386,765	Cadbury Schweppes PLC ADR (United Kingdom)	20,765,413
856,100	ConAgra Foods, Inc.	20,186,838

		40,952,251

Healthcare Equipment & Supplies 2.3%
117,900	Alcon, Inc.	18,510,300
317,400	Baxter International, Inc.	19,393,140

		37,903,440

Healthcare Providers & Services 2.6%
317,900	Cardinal Health, Inc.	17,974,066
75,600	Medco Health Solutions, Inc.(a)	3,662,820
871,600	Omnicare, Inc.(b)	21,336,768

		42,973,654

Hotels, Restaurants & Leisure 1.1%
643,300	Burger King Holdings, Inc.(b)	18,366,215

Household Products 2.0%
200,700	Colgate-Palmolive Co.	14,924,052
282,100	Kimberly-Clark Corp.	17,997,980

		32,922,032

Independent Power Producers & Energy Traders 1.3%
505,700	NRG Energy, Inc.(a)(b)	21,032,063

Insurance 2.6%
475,000	American International Group, Inc.(b)	17,100,000
311,500	Genworth Financial, Inc. “Class A”	6,884,150
380,400	Loews Corp.(b)	18,856,428

		42,840,578

Internet & Catalog Retail 2.3%
290,600	Amazon.com, Inc.(a)(b)	23,718,772
584,200	IAC/InterActiveCorp(a)	13,173,710

		36,892,482

Internet Software & Services 2.7%
262,700	Akamai Technologies, Inc.(a)(b)	10,258,435
57,100	Google, Inc. “Class A”(a)	33,449,180

		43,707,615

IT Services 2.3%
324,700	Infosys Technologies Ltd. ADR (India)	15,946,017
251,500	Visa, Inc. “Class A”(a)	21,719,540

		37,665,557

Life Sciences, Tools & Services 1.1%
302,600	Thermo Fisher Scientific, Inc.(a)	17,859,452

Media 5.0%
1,397,000	Comcast Corp. “Class A”(b)	31,432,500
524,399	Liberty Global, Inc. “Series C”(a)(b)	17,714,198
511,000	Walt Disney Co. (The)(b)	17,169,600
1,502,300	XM Satellite Radio Holdings, Inc. “Class A”(a)(b)	15,969,449

		82,285,747

Metals & Mining 0.9%
131,000	Freeport-McMoRan Copper & Gold, Inc.(b)	15,158,010

Multi-Utilities 1.1%
311,600	Sempra Energy(b)	18,013,596

Oil, Gas & Consumable Fuels 11.0%
238,400	Murphy Oil Corp.	22,087,760

744,400	Nexen, Inc.	28,637,068
339,100	Occidental Petroleum Corp.	31,173,463
272,400	Petroleo Brasileiro SA ADR (Brazil)(b)	19,204,200
375,186	Suncor Energy, Inc. (Canada)	25,605,236
708,400	Talisman Energy, Inc.	16,477,384
331,800	Valero Energy Corp.	16,868,712
523,500	Williams Cos., Inc.	19,913,940

		179,967,763

Pharmaceuticals 5.4%
279,600	Abbott Laboratories	15,755,460
388,300	Elan Corp. PLC ADR (Ireland)(a)(b)	9,723,032
1,032,800	Schering-Plough Corp.	21,069,120
307,200	Teva Pharmaceutical Industries Ltd. ADR (Israel)(b)	14,048,256
636,600	Wyeth	28,309,602

		88,905,470

Semiconductors & Semiconductor Equipment 1.1%
2,069,300	Spansion, Inc. “Class A”(a)(b)	6,518,295
342,900	Texas Instruments, Inc.	11,137,392

		17,655,687

Software 4.4%
340,200	Adobe Systems, Inc.(a)	14,989,212
663,300	CA, Inc.	17,603,982
509,800	Microsoft Corp.	14,437,536
1,187,300	Symantec Corp.(a)(b)	25,800,029

		72,830,759

Textiles, Apparel & Luxury Goods 0.7%
167,400	Nike, Inc. “Class B”(b)	11,445,138

Thrifts & Mortgage Finance 1.0%
626,100	Federal National Mortgage Association(b)	16,917,222

Wireless Telecommunication Services 2.8%
542,300	NII Holdings, Inc.(a)	27,223,460
1,977,800	Sprint Nextel Corp.(b)	18,512,208

		45,735,668

	Total long-term investments (cost $1,300,785,557)	1,608,654,019

SHORT-TERM INVESTMENT 25.3%
Affiliated Money Market Mutual Fund
415,649,150	Dryden Core Investment Fund - Taxable Money Market Series (cost $415,649,150; includes $392,292,503 of cash collateral received for securities on loan)(c)(f)	415,649,150

	Total Investments(g) 123.2% (cost $1,716,434,707)(h)	2,024,303,169
	Liabilities in excess of other assets (23.2%)	(381,756,234)

	Net Assets 100.0%	$1,642,546,935

The following abbreviations are used in portfolio descriptions:

ADR – American Depositary Receipt

RDU – Restricted Depositary Unit

(a)	Non-income producing security.
(b)	All or portion of securities on loan. The aggregate market value of such securities is $379,876,943; cash collateral of $392,292,503 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(e)	Indicates a security is illiquid and restricted as to resale. The aggregate original cost of the security is $24,109,349. The aggregate market value of $12,790,700 represents 0.8% of net assets.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(g)	As of May 31, 2008, one security valued at $12,790,700 and representing 0.8% of the total net assets was fair valued in accordance with the policies adopted by the Board of Directors.
(h)	The United States Federal income tax basis of the fund’s investments and the net unrealized appreciation as of May 31, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,762,374,642	$327,839,369	$(65,910,842)	$261,928,527

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

Notes to Schedule of Investments

(Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open on record date are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales.

The Fund invests in the Taxable Money Market Series (the “Series”), a separate portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Blend Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs Secretary of the Fund

Date July 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date July 24, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date July 24, 2008

*	Print the name and title of each signing officer under his or her signature.